Line of Credit	9 Months Ended
Dec. 31, 2024
Line of Credit [Abstract]
Line of Credit [Text Block]

10. Line of Credit

The Company's primary bank account denominated in US dollars is linked to its Line of Credit such that funds deposited to the bank account reduce the outstanding balance on the Line of Credit. As at December 31, 2024 the Company's Line of Credit had a credit limit of up to $6,200,000 (March 31, 2024 - $8,000,000). The Line of Credit bears interest at the bank's US Base Rate (December 31, 2024 - 8.0%, March 31, 2024 - 8.5%) plus a margin of 2.25%. On July 25, 2024 GreenPower signed a term sheet pursuant to which the lender will reduce the credit limit on the Company's Line of Credit with reductions of $200,000 per month until the credit limit reaches $6,000,000 on January 25, 2025. In addition, the line of credit margin will increase from 2.0% to 2.25%.

The Line of Credit is secured by a general floating charge on the Company's assets and the assets of one of its subsidiaries, and one of the Company's subsidiaries has provided a corporate guarantee. Two directors of the Company have provided personal guarantees for a total of $5,020,000. The Line of Credit contains customary business covenants such as maintenance of security, maintenance of corporate existence, and other covenants typical for a corporate operating line of credit, and the Line of Credit has one financial covenant, to maintain a current ratio greater than 1.2:1, for which the Company is in compliance as at December 31, 2024 and March 31, 2024. In addition, the availability of the credit limit over $5,000,000 is subject to margin requirements of a percentage of finished goods inventory and accounts receivable. As of December 31, 2024 the Company had a drawn balance of $5,846,451 (March 31, 2024 - $7,463,206) on the Line of Credit.